STOCK WARRANTS (Details 1)	12 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Warrant [Member]
Risk-free interest rate	0.91%	0.77%
Life of warrant		5 years
Expected stock price volatility		102.46%
Expected dividend yield	0.00%	0.00%